Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management II, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05383
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

November 13, 2000
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      6
                                                --------------

Form 13F Information Table Value Total:               $145,785
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

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
                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares  Sh/ Put/ Invstmt Other    -------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)      Prn    Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Autoweb.com, Inc.            Common         053331104       3,937    2,929,608  SH        Sole           2,929,608     0        0
Digital Generation Systems   Common         253921100       8,438    1,985,444  SH        Sole           1,985,444     0        0
Amdocs Limited               Common         G02602103      69,356    1,111,921* SH        Sole           1,111,921     0        0
iVillage Inc.                Common         46588H105       2,389      616,634  SH        Sole             616,634     0        0
Mortgage.com, Inc.           Common         61910V102       4,340    4,339,677  SH        Sole           4,339,677     0        0
Vastera, Inc.                Common         92239N109      57,325    2,605,702  SH        Sole           2,605,702     0        0
                                                TOTAL     145,785

* includes 168,170 shares held in escrow